Property and equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,334	$ 10,747
Less accumulated amortization and depreciation	(8,765)	(8,103)
Total property and equipment, net	2,569	2,644	$ 2,611
Total property and equipment, net	2,569	2,644	2,611
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		10,747	9,429
Less accumulated amortization and depreciation		(8,103)	(6,818)
Total property and equipment, net		2,644	2,611
Total property and equipment, net		2,644	2,611
Property, Plant and Equipment [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,914	3,791	2,968
Property, Plant and Equipment [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,882	1,485	1,122
Property, Plant and Equipment [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,766	1,699	1,570
Property, Plant and Equipment [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,772	$ 3,772	$ 3,769